Class K [Member] Expense Example - Class K - BLACKROCK GLOBAL DIVIDEND PORTFOLIO - Class K	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	$ 883